Schedule of Investments
February 28, 2021 (unaudited)
Footprints Discover Value Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 81.06%

Cigarettes - 3.07%
Altria Group, Inc.			2,250	98,100

Investment Companies - 5.92%
Rodgers Silicon Valley Acquisition Corp. (2)			10,000	189,300

Motors & Generators - 21.43%
American Superconductor Corp. (2)			28,800	685,152

Oil & Gas Services and Equipment - 4.67%
Western Energy Services Corp. (Canada) (2)			451,699	149,287

Oil, Gas Field Services, NBC - 5.21%
ION Geophysical Corp. (2)			54,783	166,540

Packaged Food - 15.95%
DavidsTea, Inc. (Canada) (2)			138,200	509,958

Radio & TV Broadcasting & Communications Equipment - 4.36%
Seachange International, Inc. (2)			118,000	139,240

Semiconductors & Related Devices - 3.65%
Applied Optoelectronics, Inc. (2)			12,500	116,563

Services-Detective, Guard & Armored Car Services - 3.78%
ADT, Inc.			15,900	120,999

Surety Insurance - 5.80%
MBIA, Inc. (2)			25,400	185,420

Telecom - 5.10%
Echostar Corp. Class A (2)			3,000	68,100
Lumen Technologies, Inc.			13,260	162,965

				231,065

Total Common Stock			(Cost $ 2,092,541)	2,591,624

Money Market Registered Investment Companies (4) - 19.87%

First American Government Obligations Fund Class X - 0.07%			635,216	635,216

Total Money Market Registered Investment Companies			(Cost $ 635,216)	635,216

Total Investments - 100.93%			(Cost $ 2,804,421)	3,226,840

Liabilities in Excess of Other Assets - -.93%				(29,635)

Total Net Assets - 100.00%				3,197,205

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written (9)
American Superconductor Corp., March 19, 2021, Call @ $28.00	547	3/19/2021	1,531,600	(11,520)
ION Geophysical Corp., March 19, 2021, Call @ $7.50	288	3/19/2021	216,000	(4,376)

Total Options	835		1,747,600	(15,896)

			(Cost $ (110,771))	(15,896)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$3,226,840	$(15,896)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$3,226,840	$(15,896)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.